Subsequent events (Detail Textuals)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Jun. 15, 2012 Stock Options	Feb. 29, 2012 Stock Options	Mar. 31, 2013 Stock Options USD ($)	Mar. 31, 2013 Stock Options CAD	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CAD	Apr. 08, 2013 Subsequent events	Apr. 22, 2013 Subsequent events Stock Options USD ($)	Apr. 22, 2013 Subsequent events Stock Options CAD
Subsequent Event [Line Items]
Number of common shares issued for services							515,000
Granted stock option	90,000	930,000			1,020,000	1,020,000		120,000	120,000
Exercise price			$ 0.50	0.50	$ 0.50	0.50		$ 1.54	0.50
Cancelled stock option								120,000	120,000